UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor, New York, NY 10019
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (98.3%)
AIA Group Ltd. (Insurance)		33,600	208,104
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		1,094	90,233
Alsea SAB de CV (Hotels, Restaurants & Leisure)		16,581	59,258
Amorepacific Corp. (Personal Products)		243	84,182
Baidu, Inc. ADR* (Internet Software & Services)		373	59,531
Banco do Brasil SA (Banks)		16,438	106,991
BDO Unibank, Inc. (Banks)		50,660	121,756
BR Malls Participacoes SA* (Real Estate Management & Development)		28,025	121,720
Cemex Holdings Philippines, Inc., Class I* (Construction Materials)		382,000	96,514
Cemex SAB de CV ADR* (Construction Materials)		10,300	78,794
China Biologic Products, Inc.* (Biotechnology)		849	101,354
China Everbright International Ltd. (Commercial Services & Supplies)		84,000	90,735
China Mobile Ltd. (Wireless Telecommunication Services)		14,500	178,773
Cognizant Technology Solutions Corp., A Shares* (IT Services)		1,897	109,059
Copa Holdings SA, Class A (Airlines)		900	60,300
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)		22,613	32,476
Credicorp, Ltd. (Banks)		400	64,132
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		104,000	89,951
Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)		1,402	61,225
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)		5,390	60,367
Emaar Properties PJSC (Real Estate Management & Development)		31,430	58,882
FirstRand Ltd. (Diversified Financial Services)		18,888	66,217
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		24,000	79,814
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		7,622	97,972
Gruma, SAB de CV, Class B (Food Products)		5,025	72,365
HFDC Bank Ltd. (Banks)		7,847	145,997
ICICI Bank Ltd. (Banks)		28,042	110,066
IHH Healthcare Bhd (Health Care Providers & Services)		63,900	102,755
KAZ Minerals PLC* (Metals & Mining)		26,835	55,961
Korea Electric Power Corp. (Electric Utilities)		2,397	131,193
LG Chem Ltd. (Chemicals)		243	52,831
Luxoft Holding, Inc.* (IT Services)		1,090	64,223
Luye Pharma Group Ltd.* (Pharmaceuticals)		165,500	107,304
Maruti Suzuki India Ltd. (Automobiles)		1,248	88,646
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		72,227	84,528
Naspers Ltd. (Media)		963	151,451
Naver Corp. (Internet Software & Services)		132	83,679
ORION Corp. (Food Products)		91	74,831
OTP Bank Nyrt (Banks)		1,600	38,989
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)		29,809	109,515
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		23,500	109,655
PT Bank Central Asia Tbk (Banks)		124,900	137,803
Raia Drogasil SA (Food & Staples Retailing)		4,300	88,618
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		10,313	156,266
Rosneft OJSC GDR (Oil, Gas & Consumable Fuels)		16,670	80,566
Samsonite International SA (Textiles, Apparel & Luxury Goods)		33,000	93,794
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)		151	207,490
Sberbank of Russia ADR (Banks)		12,769	113,006
Steinhoff International Holdings NV (Household Durables)		9,700	61,426
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		10,498	130,080
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		26,000	140,508
Tata Motors Ltd. (Automobiles)		15,089	113,359
Tencent Holdings Ltd. (Internet Software & Services)		12,300	295,687
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)		12,116	76,227
Turkiye Halk Bankasi AS (Banks)		23,488	61,817
Universal Robina Corp. (Food Products)		17,410	74,076
Vitasoy International Holdings Ltd. (Food Products)		34,000	64,424
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		2,800	60,984
Yandex NV* (Internet Software & Services)		1,600	34,640

TOTAL COMMON STOCKS (Cost $5,287,459)			5,753,100

TOTAL INVESTMENTS (Cost $5,287,459) — 98.3%			5,753,100

Other Net Assets (Liabilities) — 1.7%			97,633

NET ASSETS — 100.0%			5,850,733

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2016
(Unaudited)

The Emerging Markets Fund invested in securities with exposure to the following industries as of July 31, 2016:			The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	60,300	1.0%	Brazil	426,844	7.3%
Automobiles	202,005	3.5%	China	824,989	14.0%
Banks	900,557	15.4%	Hong Kong	805,595	13.8%
Biotechnology	101,354	1.7%	Hungary	38,989	0.7%
Chemicals	52,831	0.9%	India	1,027,672	17.5%
Commercial Services & Supplies	90,735	1.6%	Indonesia	137,803	2.4%
Construction Materials	175,308	3.0%	Malaysia	102,755	1.8%
Diversified Financial Services	66,217	1.1%	Mexico	242,893	4.2%
Electric Utilities	131,193	2.2%	Netherlands	60,984	1.0%
Food & Staples Retailing	149,602	2.5%	Panama	60,300	1.0%
Food Products	285,696	4.9%	Peru	64,132	1.1%
Health Care Providers & Services	102,755	1.8%	Philippines	292,346	5.0%
Hotels, Restaurants & Leisure	223,600	3.8%	Russia	228,212	3.9%
Household Durables	61,426	1.0%	South Africa	279,094	4.8%
Insurance	317,759	5.4%	South Korea	634,206	10.8%
Internet & Catalog Retail	61,225	1.0%	Switzerland	64,223	1.1%
Internet Software & Services	563,770	9.6%	Taiwan	200,875	3.4%
IT Services	173,282	3.0%	Thailand	84,528	1.4%
Media	151,451	2.7%	Turkey	61,817	1.1%
Metals & Mining	55,961	1.0%	United Arab Emirates	58,882	1.0%
Oil, Gas & Consumable Fuels	346,347	6.0%	United Kingdom	55,961	1.0%
Personal Products	84,182	1.4%	Other Net Assets	97,633	1.7%
Pharmaceuticals	425,307	7.1%	Total	5,850,733	100.0%
Real Estate Management & Development	213,078	3.7%
Semiconductors & Semiconductor Equipment	140,508	2.4%
Technology Hardware, Storage & Peripherals	207,490	3.6%
Textiles, Apparel & Luxury Goods	230,388	3.9%
Wireless Telecommunication Services	178,773	3.1%
Other Net Assets	97,633	1.7%
Total	5,850,733	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (99.1%)
ABS-CBN Holdings Corp. (Media)		365,240	382,300
Adani Ports and Special Economic Zone (Transportation Infrastructure)		15,531	53,888
AIA Group Ltd. (Insurance)		154,600	957,532
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		7,434	613,156
Amorepacific Corp. (Personal Products)		1,517	525,532
Baidu, Inc. ADR* (Internet Software & Services)		2,046	326,542
BDO Unibank, Inc. (Banks)		213,450	513,005
BOC Aviation Ltd.* (Trading Companies & Distributors)		88,900	423,988
Cemex Holdings Philippines, Inc., Class I* (Construction Materials)		1,674,100	422,968
China Biologic Products, Inc.* (Biotechnology)		3,182	379,867
China Everbright International Ltd. (Commercial Services & Supplies)		383,000	413,707
China Mobile Ltd. (Wireless Telecommunication Services)		61,000	752,082
China Telecom Corp. Ltd., H Shares (Diversified Telecommunication Services)		1,056,000	519,969
Cognizant Technology Solutions Corp., A Shares* (IT Services)		7,427	426,978
CP ALL Public Co. Ltd. (Food & Staples Retailing)		301,800	448,540
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		512,000	442,836
Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)		4,761	207,913
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)		2,758	30,889
Emperador, Inc. (Beverages)		2,044,400	322,937
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		119,000	395,746
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		36,384	467,674
Godrej Consumer Products Ltd. (Personal Products)		18,394	436,864
HFDC Bank Ltd. (Banks)		38,959	724,853
ICICI Bank Ltd. (Banks)		101,117	396,890
IHH Healthcare Bhd (Health Care Providers & Services)		281,100	452,027
Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)		51,261	416,639
JD.Com, Inc. ADR* (Internet & Catalog Retail)		20,676	447,635
Korea Aerospace Industries Ltd. (Aerospace & Defense)		6,361	457,765
Korea Electric Power Corp. (Electric Utilities)		12,200	667,732
LG Chem Ltd. (Chemicals)		491	106,749
LT Group, Inc. (Industrial Conglomerates)		1,113,000	368,637
Lupin Ltd. (Pharmaceuticals)		19,208	498,941
Luye Pharma Group Ltd.* (Pharmaceuticals)		708,000	459,041
Maruti Suzuki India Ltd. (Automobiles)		8,062	572,645
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		289,226	338,482
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)		83,157	361,344
Naver Corp. (Internet Software & Services)		616	390,500
ORION Corp. (Food Products)		467	384,024
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		129,500	604,267
PT Bank Central Asia Tbk (Banks)		626,000	690,670
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		1,202,800	388,474
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		45,236	685,429
Samsonite International SA (Textiles, Apparel & Luxury Goods)		154,500	439,124
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)		829	1,139,135
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		51,788	641,705
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		124,000	670,113
Tata Motors Ltd. (Automobiles)		82,599	620,541
Tencent Holdings Ltd. (Internet Software & Services)		62,800	1,509,693
Thai Beverage Public Co. Ltd. (Beverages)		448,400	346,287
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)		59,958	377,222
Uni-President China Holdings Ltd. (Food Products)		508,000	389,611
Universal Robina Corp. (Food Products)		45,150	192,103
Upl Ltd. (Chemicals)		51,210	477,733
Vitasoy International Holdings Ltd. (Food Products)		122,000	231,168

TOTAL COMMON STOCKS (Cost $24,980,479)			25,912,092

TOTAL INVESTMENTS (Cost $24,980,479) — 99.1%			25,912,092

Other Net Assets (Liabilities) — 0.9%			238,691

NET ASSETS — 100.0%			26,150,783

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2016
(Unaudited)

The Asia Fund invested in securities with exposure to the following industries as of July 31, 2016:			The Asia Fund invested in securities with exposure to the following countries as of July 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	457,765	1.8%	China	5,457,694	20.9%
Automobiles	1,193,186	4.6%	Hong Kong	3,632,195	13.9%
Banks	2,325,418	8.9%	India	7,159,346	27.5%
Beverages	669,224	2.5%	Indonesia	1,079,144	4.1%
Biotechnology	379,867	1.5%	Malaysia	452,027	1.7%
Chemicals	584,482	2.2%	Philippines	2,201,950	8.4%
Commercial Services & Supplies	413,707	1.6%	Singapore	423,988	1.6%
Construction Materials	422,968	1.6%	South Korea	3,671,437	14.0%
Diversified Telecommunication Services	908,443	3.5%	Taiwan	701,002	2.7%
Electric Utilities	667,732	2.5%	Thailand	1,133,309	4.3%
Food & Staples Retailing	448,540	1.7%	Other Net Assets	238,691	0.9%
Food Products	1,196,906	4.6%	Total	26,150,783	100.0%
Health Care Providers & Services	813,371	3.1%
Hotels, Restaurants & Leisure	734,228	2.8%
Industrial Conglomerates	368,637	1.4%
Insurance	1,561,799	5.9%
Internet & Catalog Retail	655,548	2.5%
Internet Software & Services	2,839,891	10.8%
IT Services	426,978	1.6%
Media	382,300	1.5%
Oil, Gas & Consumable Fuels	1,102,068	4.2%
Personal Products	962,396	3.7%
Pharmaceuticals	2,510,197	9.8%
Semiconductors & Semiconductor Equipment	670,113	2.6%
Technology Hardware, Storage & Peripherals	1,139,135	4.3%
Textiles, Apparel & Luxury Goods	847,235	3.2%
Trading Companies & Distributors	423,988	1.6%
Transportation Infrastructure	53,888	0.2%
Wireless Telecommunication Services	752,082	2.9%
Other Net Assets	238,691	0.9%
Total	26,150,783	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (95.9%)
AIA Group Ltd. (Insurance)		920,600	5,701,834
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		87,821	7,243,476
Alsea SAB de CV (Hotels, Restaurants & Leisure)		506,572	1,810,402
Amorepacific Corp. (Personal Products)		16,431	5,692,168
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		256,317	5,211,678
Asian Paints Ltd. (Chemicals)		117,683	1,957,547
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		66,000	1,785,701
Baidu, Inc. ADR* (Internet Software & Services)		22,580	3,603,768
Banco do Brasil SA (Banks)		492,375	3,204,736
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		5,272,300	3,406,857
BR Malls Participacoes SA* (Real Estate Management & Development)		839,144	3,644,625
Britannia Industries Ltd. (Food Products)		100,026	4,381,252
Cemex SAB de CV ADR* (Construction Materials)		264,700	2,024,955
Colgate-Palmolive (India) Ltd. (Personal Products)		175,757	2,449,131
Copa Holdings SA, Class A (Airlines)		23,000	1,541,000
Credicorp Ltd. (Banks)		10,820	1,734,771
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		1,394,000	1,205,690
Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)		151,392	6,611,288
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)		192,322	2,153,982
Emaar Properties PJSC (Real Estate Management & Development)		916,225	1,716,487
FirstRand Ltd. (Diversified Financial Services)		789,909	2,769,221
Gruma, SAB de CV, Class B (Food Products)		142,455	2,051,487
Hanmi Pharm Co. Ltd. (Pharmaceuticals)		6,993	3,814,931
Hindustan Unilever Ltd. (Household Products)		228,843	3,151,972
IHH Healthcare Bhd (Health Care Providers & Services)		1,548,000	2,489,284
JD.Com, Inc. ADR* (Internet & Catalog Retail)		251,290	5,440,429
Lupin Ltd. (Pharmaceuticals)		114,824	2,982,630
Luxoft Holding, Inc.* (IT Services)		26,034	1,533,923
Luye Pharma Group Ltd.* (Pharmaceuticals)		3,371,000	2,185,632
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		3,057,850	3,578,615
Naspers Ltd. (Media)		24,804	3,900,929
ORION Corp. (Food Products)		3,216	2,644,586
OTP Bank Nyrt (Banks)		51,000	1,242,767
PChome Online, Inc. (Internet Software & Services)		212,814	2,386,824
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		1,332,500	6,217,646
PT Kalbe Farma Tbk (Pharmaceuticals)		48,999,900	6,266,690
PT Unilever Indonesia Tbk (Household Products)		1,039,501	3,575,591
Qingdao Haier Co. Ltd., A Shares (Household Durables)		922,927	1,517,178
Raia Drogasil SA (Food & Staples Retailing)		119,800	2,468,949
Sberbank of Russia ADR (Banks)		528,556	4,677,721
Steinhoff International Holdings NV (Household Durables)		247,500	1,567,310
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		350,141	4,338,602
Tencent Holdings Ltd. (Internet Software & Services)		497,500	11,959,752
Turkiye Halk Bankasi AS (Banks)		684,436	1,801,328
Universal Robina Corp. (Food Products)		1,406,120	5,982,727
Valid Solucoes SA (Commercial Services & Supplies)		172,365	1,549,360
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)		195,308	2,779,233
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		149,080	3,246,962
Yandex NV* (Internet Software & Services)		56,800	1,229,720
Zhengzhou Yutong Bus Co. Ltd., Class A (Machinery)		1,125,928	3,886,185

TOTAL COMMON STOCKS (Cost $165,054,701)			170,319,532

Preferred Stock (1.4%)
Lojas Americanas SA, 0.80% (Multiline Retail)		420,754	2,495,866

TOTAL PREFERRED STOCK (Cost $1,664,382)			2,495,866

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)		216,840	41,724

TOTAL WARRANT (Cost $—)			41,724

TOTAL INVESTMENTS (Cost $166,719,083) — 97.3%			172,857,122

Other Net Assets (Liabilities) — 2.7%			4,847,843

NET ASSETS — 100.0%			177,704,965

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2016
(Unaudited)

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following industries as of July 31, 2016:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	1,541,000	0.9%	Brazil	13,363,536	7.5%
Banks	12,661,323	7.1%	China	51,444,587	29.0%
Chemicals	1,957,547	1.1%	Hong Kong	6,907,524	3.9%
Commercial Services & Supplies	1,549,360	0.9%	Hungary	1,242,767	0.7%
Construction Materials	2,024,955	1.1%	India	24,472,812	13.8%
Diversified Financial Services	2,769,221	1.6%	Indonesia	9,842,281	5.5%
Food & Staples Retailing	5,715,911	3.2%	Korea, Republic Of	3,814,931	2.1%
Food Products	15,060,052	8.6%	Malaysia	2,489,284	1.4%
Health Care Providers & Services	11,107,819	6.2%	Mexico	5,886,844	3.3%
Hotels, Restaurants & Leisure	5,430,741	3.0%	Netherlands	3,246,962	1.8%
Household Durables	3,084,488	1.8%	Panama	1,541,000	0.9%
Household Products	6,727,563	3.8%	Peru	1,734,771	1.0%
Insurance	11,919,480	6.7%	Philippines	5,982,727	3.4%
Internet & Catalog Retail	14,830,950	8.3%	Russia	5,907,441	3.3%
Internet Software & Services	26,423,540	15.0%	South Africa	10,023,161	5.6%
IT Services	1,533,923	0.9%	South Korea	8,336,754	4.7%
Machinery	3,886,185	2.2%	Switzerland	1,533,923	0.9%
Media	3,900,929	2.1%	Taiwan	4,540,806	2.6%
Multiline Retail	2,495,866	1.4%	Thailand	7,027,196	3.9%
Personal Products	8,141,299	4.6%	Turkey	1,801,328	1.0%
Pharmaceuticals	22,579,876	12.6%	United Arab Emirates	1,716,487	1.0%
Real Estate Management & Development	5,361,112	3.0%	Other Net Assets	4,847,843	2.7%
Textiles, Apparel & Luxury Goods	2,153,982	1.2%	Total	177,704,965	100.0%
Other Net Assets	4,847,843	2.7%
Total	177,704,965	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (98.8%)
AIA Group Ltd. (Insurance)		593,600	3,676,525
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		52,854	4,359,398
Amorepacific Corp. (Personal Products)		10,631	3,682,882
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		173,488	3,527,520
Asian Paints Ltd. (Chemicals)		76,329	1,269,662
Baidu, Inc. ADR* (Internet Software & Services)		13,976	2,230,570
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		3,346,300	2,162,313
Britannia Industries Ltd. (Food Products)		64,890	2,842,256
Colgate-Palmolive (India) Ltd. (Personal Products)		116,904	1,629,029
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		934,000	807,829
Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)		100,810	4,402,373
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)		134,264	1,503,740
Hanmi Pharm Co. Ltd. (Pharmaceuticals)		4,521	2,466,367
Hindustan Unilever Ltd. (Household Products)		148,955	2,051,634
IHH Healthcare Bhd (Health Care Providers & Services)		972,700	1,564,165
JD.Com, Inc. ADR* (Internet & Catalog Retail)		161,617	3,499,008
Lupin Ltd. (Pharmaceuticals)		76,456	1,985,995
Luye Pharma Group Ltd.* (Pharmaceuticals)		2,377,500	1,541,483
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		1,993,680	2,333,213
ORION Corp. (Food Products)		2,047	1,683,292
PChome Online, Inc. (Internet Software & Services)		127,797	1,433,312
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		854,000	3,984,893
PT Kalbe Farma Tbk (Pharmaceuticals)		31,539,600	4,033,659
PT Unilever Indonesia Tbk (Household Products)		640,669	2,203,721
Qingdao Haier Co. Ltd., A Shares (Household Durables)		583,395	959,030
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		223,715	2,772,055
Tencent Holdings Ltd. (Internet Software & Services)		322,600	7,755,207
Universal Robina Corp. (Food Products)		880,820	3,747,693
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)		131,747	1,874,760
Zhengzhou Yutong Bus Co. Ltd., Class A (Machinery)		796,382	2,748,744

TOTAL COMMON STOCKS (Cost $85,419,572)			80,732,328

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)		65,250	12,555

TOTAL WARRANT (Cost $—)			12,555

TOTAL INVESTMENTS (Cost $85,419,572) — 98.8%			80,744,883

Other Net Assets (Liabilities) — 1.2%			968,667

NET ASSETS — 100.0%			81,713,550

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

The Asia Great Consumer Fund invested in securities with exposure to the following industries as of July 31, 2016:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Chemicals	1,269,662	1.6%	China	33,355,466	40.8%
Food Products	8,273,241	10.2%	Hong Kong	4,484,354	5.5%
Health Care Providers & Services	7,253,998	8.8%	India	16,078,151	19.7%
Hotels, Restaurants & Leisure	2,345,768	2.9%	Indonesia	6,237,380	7.6%
Household Durables	959,030	1.2%	Korea, Republic Of	2,466,367	3.0%
Household Products	4,255,355	5.2%	Malaysia	1,564,165	1.9%
Insurance	7,661,418	9.4%	Philippines	3,747,693	4.6%
Internet & Catalog Retail	9,776,141	11.9%	South Korea	5,366,174	6.6%
Internet Software & Services	15,778,487	19.3%	Taiwan	2,937,052	3.6%
Machinery	2,748,744	3.4%	Thailand	4,508,081	5.5%
Personal Products	5,311,911	6.5%	Other Net Assets	968,667	1.2%
Pharmaceuticals	13,607,388	16.6%	Total	81,713,550	100.0%
Textiles, Apparel & Luxury Goods	1,503,740	1.8%
Other Net Assets	968,667	1.2%
Total	81,713,550	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	July 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (93.0%)
Adidas AG (Textiles, Apparel & Luxury Goods)		3,450	565,981
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		7,266	599,300
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)		8,817	398,673
Alphabet, Inc., Class A* (Internet Software & Services)		665	526,241
Amadeus IT Holding SA, Class A (IT Services)		10,435	489,886
Amazon.com, Inc.* (Internet & Catalog Retail)		979	742,875
Anheuser-Busch InBev NV (Beverages)		4,666	601,422
Astellas Pharma, Inc. (Pharmaceuticals)		20,259	341,853
Biogen Idec, Inc.* (Biotechnology)		1,081	313,414
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)		2,849	461,481
Celgene Corp.* (Biotechnology)		4,438	497,900
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)		983	416,782
Comcast Corp., Class A (Media)		6,369	428,315
Costco Wholesale Corp. (Food & Staples Retailing)		1,871	312,869
Dollarama, Inc. (Multiline Retail)		6,716	496,639
Eurofins Scientific Se (Life Sciences Tools & Services)		1,056	396,002
Facebook, Inc., Class A* (Internet Software & Services)		3,202	396,856
Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)		4,435	405,359
General Electric Co. (Industrial Conglomerates)		12,537	390,402
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)		30,000	216,000
Industria de Diseno Textil SA (Specialty Retail)		14,725	509,308
Japan Tobacco, Inc. (Tobacco)		11,702	461,680
Kao Corp. (Personal Products)		7,248	394,512
MasterCard, Inc., Class A (IT Services)		3,951	376,293
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,111	366,009
Medtronic PLC (Health Care Equipment & Supplies)		4,884	427,985
Newell Brands, Inc. (Household Durables)		9,712	509,492
Pernod Ricard SA (Beverages)		3,397	388,107
Pfizer, Inc. (Pharmaceuticals)		17,500	645,575
Priceline Group, Inc.* (Internet & Catalog Retail)		351	474,134
Roche Holding AG (Pharmaceuticals)		2,294	585,929
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		6,225	450,939
Starbucks Corp. (Hotels, Restaurants & Leisure)		9,510	552,055
Tencent Holdings Ltd. (Internet Software & Services)		24,966	600,175
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		3,310	525,760
Unilever NV (Personal Products)		9,490	439,581
Visa, Inc., Class A (IT Services)		6,383	498,193
Walt Disney Co. (The) (Media)		4,855	465,838
Whirlpool Corp. (Household Durables)		3,243	623,823
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4,687	419,112

TOTAL COMMON STOCKS (Cost $15,823,415)			18,712,750

TOTAL INVESTMENTS (Cost $15,823,415) — 93.0%			18,712,750

Other Net Assets (Liabilities) — 7.0%			1,399,020

NET ASSETS — 100.0%			20,111,770

*	Non-income producing security
ADR	American Depositary Receipt

The Global Great Consumer Fund invested in securities with exposure to the following industries as of July 31, 2016:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Beverages	989,529	4.9%	Belgium	601,422	3.0%
Biotechnology	811,314	4.0%	Canada	895,312	4.5%
Food & Staples Retailing	711,542	3.6%	China	1,199,475	5.9%
Health Care Equipment & Supplies	427,985	2.1%	France	784,109	3.9%
Health Care Providers & Services	405,359	2.0%	Germany	971,340	4.8%
Hotels, Restaurants & Leisure	2,204,897	11.0%	Japan	1,198,045	6.0%
Household Durables	1,133,315	5.6%	Netherlands	439,581	2.2%
Industrial Conglomerates	390,402	1.9%	Singapore	461,481	2.3%
Internet & Catalog Retail	1,217,009	6.1%	Spain	999,194	5.0%
Internet Software & Services	2,122,572	10.5%	Switzerland	585,929	2.9%
IT Services	1,364,372	6.7%	United States	10,576,862	52.5%
Life Sciences Tools & Services	921,762	4.6%	Other Net Assets	1,399,020	7.0%
Media	894,153	4.4%	Total	20,111,770	100.0%
Multiline Retail	496,639	2.5%
Personal Products	834,093	4.2%
Pharmaceuticals	1,573,357	7.8%
Semiconductors & Semiconductor Equipment	461,481	2.3%
Specialty Retail	509,308	2.6%
Textiles, Apparel & Luxury Goods	781,981	3.9%
Tobacco	461,680	2.3%
Other Net Assets	1,399,020	7.0%
Total	20,111,770	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2016
(Unaudited)

		Shares or Principal Amount	Value ($)
Foreign Bonds (2.8%)
Mexico — 0.2%
United Mexican States, Series M, 6.50%, 6/9/22(a)		400,000	22,187
Russian Federation — 1.2%
Russia Government Bond, Series 6204, 7.50%, 3/15/18(a)		3,000,000	44,704
Russia Government Bond, Series 6205, 7.60%, 4/14/21(a)		6,000,000	88,068
			132,772
SNAT — 1.4%
European Bank for Reconstruction & Dev, Series G, 10.00%, 11/16/18+		2,000,000,000	161,762

TOTAL FOREIGN BONDS (Cost $306,205)			316,721

Yankee Dollar Bonds (71.2%)
Baidu, Inc., 3.50%, 11/28/22		500,000	524,510
Banco Nac de Desen Econo - Registered Shares, 5.50%, 7/12/20		100,000	105,650
CNOOC Finance 2014 ULC, 4.25%, 4/30/24		500,000	540,750
CNPC General Capital Ltd., 2.75%, 4/19/17(b)		200,000	202,039
Codelco, Inc. - Registered Shares, 3.88%, 11/3/21		200,000	215,045
Corp Nacional del Cobre de Chile - Registered Shares, 4.50%, 9/16/25		200,000	215,121
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20		250,000	275,752
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21		200,000	199,500
Export Credit Bank of TU - Registered Shares, 5.38%, 11/4/16		250,000	251,904
Export-Import Bank of India, Series E, 4.00%, 8/7/17		500,000	511,030
Federal Republic of Brazil, 4.88%, 1/22/21		200,000	212,800
Federal Republic of Brazil, 6.00%, 4/7/26		400,000	442,599
Gazprom PAO - Registered Shares, 6.51%, 3/7/22		100,000	109,460
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20		200,000	222,868
Kazagro National Management Holding - Registered Shares, 4.63%, 5/24/23		200,000	185,500
Kaztemirtrans AO - Registered Shares, 6.37%, 10/6/20(a)		200,000	212,250
Magyar Export-Import Bank, 4.00%, 1/30/20		200,000	206,650
Petroleos Mexicanos, 5.50%, 1/21/21		50,000	53,313
Petroleos Mexicanos - Registered Shares, 6.88%, 8/4/26		100,000	112,500
PT Pertamina Tbk, 4.88%, 5/3/22(b)		250,000	266,850
Republic of Azerbaijan, 6.88%, 3/24/26		200,000	220,100
Republic of South Africa, 5.50%, 3/9/20		100,000	108,790
Rzd Capital Ltd., Series E, 5.74%, 4/3/17		100,000	102,278
Sberbank of Russia Via SB Capital SA - Registered Shares, 4.95%, 2/7/17		400,000	406,131
Siam Commercial Bank Public Co. Ltd., 3.50%, 4/7/19(b)		500,000	520,166
State Bank of India, 3.25%, 4/18/18(b)		300,000	306,318
TC Ziraat Bankasi As, 4.75%, 4/29/21		200,000	197,815
Telefonica Emisiones SAU, 5.46%, 2/16/21		250,000	287,530
Tencent Holding Ltd. - Registered Shares, 4.63%, 12/12/16		500,000	506,075
Vnesheconombank Via VEB Finance PLC - Registered Shares, 6.03%, 7/5/22		200,000	208,869
Woori Bank Co. Ltd., 2.88%, 10/2/18(b)		200,000	205,203
Ypf Sociedad Anonima, 31.35%, 7/7/20(a)		50,000	54,625

TOTAL YANKEE DOLLAR BONDS (Cost $7,840,314)			8,189,991

Corporate Bonds (4.1%)
United States — 4.1%
EMC Corp. (Mass), 2.65%, 6/1/20		100,000	98,917
Goldman Sachs Group, Inc., 3.50%, 1/23/25		250,000	260,678
Southern Copper Corp., 7.50%, 7/27/35		100,000	117,265

TOTAL CORPORATE BONDS (Cost $446,222)			476,860

Exchange Traded Funds (6.0%)
iShares iBoxx $ Investment Grade Bond ETF (Corp/Pref-High Yield)		4,200	520,758
VanEck Vectors J.P.Morgan EM Local Currency Bond ETF (Sovereign)		8,410	159,201
Wisdomtree Emerging Markets Local Debt Fund (Corp/Pref-High Yield)		250	9,405

TOTAL EXCHANGE TRADED FUNDS (Cost $650,780)			689,364

U.S. Treasury Obligations (10.6%)
U.S. Treasury Bond, 2.50%, 5/15/46		200,000	213,781
U.S. Treasury Note, 0.88%, 5/15/17		500,000	501,309
U.S. Treasury Note, 1.50%, 12/31/18		500,000	509,571

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,223,509)			1,224,661

TOTAL INVESTMENTS (Cost $10,467,030) — 94.7%			10,897,597

Other Net Assets (Liabilities) — 5.3%			605,795

NET ASSETS — 100.0%			11,503,392

+	The principle amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars
(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees. At July 31, 2016, the restricted securities represent 13.0% of net assets.

ETF	Exchange Traded Fund

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2016
(Unaudited)

The Global Dynamic Bond Fund invested in securities with exposure to the following industries as of July 31, 2016:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of July 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Banks	2,355,532	20.5%	Argentina	54,625	0.5%
Capital Markets	260,678	2.2%	Azerbaijan	220,100	1.9%
Corp/Pref-High Yield	530,163	4.6%	Brazil	761,049	6.6%
Diversified Financial Services	105,650	0.9%	Canada	540,750	4.7%
Diversified Telecommunication Services	287,530	2.5%	Chile	430,166	3.7%
Electric Utilities	199,500	1.8%	China	1,232,624	10.8%
Energy Equipment & Services	109,460	1.0%	Croatia	275,752	2.4%
Food Products	185,500	1.6%	Hungary	429,518	3.7%
Internet Software & Services	1,030,585	9.0%	India	817,348	7.2%
Metals & Mining	547,431	4.7%	Indonesia	266,850	2.3%
Oil, Gas & Consumable Fuels	1,230,077	10.7%	Kazakhstan	185,500	1.6%
Road & Rail	314,528	2.7%	Luxembourg	109,460	1.0%
Sovereign	3,642,046	31.6%	Mexico	188,000	1.6%
Technology Hardware, Storage & Peripherals	98,917	0.9%	Netherlands	212,250	1.8%
Other Net Assets	605,795	5.3%	Russian Federation	850,050	7.4%
Total	11,503,392	100.0%	SNAT	161,762	1.4%
			South Africa	308,290	2.7%
			South Korea	205,203	1.8%
			Spain	287,530	2.5%
			Thailand	520,166	4.5%
			Turkey	449,719	3.9%
			United States	2,390,885	20.7%
			Other Net Assets	605,795	5.3%
			Total	11,503,392	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Growth Fund	July 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (94.4%)
3SBio, Inc.* (Biotechnology)		38,000	38,108
Adobe Systems, Inc.* (Software)		1,654	161,860
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		2,002	165,125
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)		2,512	113,584
Allergan PLC* (Pharmaceuticals)		612	154,805
Alphabet, Inc., Class A* (Internet Software & Services)		224	177,260
Amazon.com, Inc.* (Internet & Catalog Retail)		367	278,483
Anheuser-Busch InBev NV (Beverages)		1,302	167,821
ARM Holdings PLC (Semiconductors & Semiconductor Equipment)		5,819	128,740
Associated British Foods PLC (Food Products)		4,900	174,476
Broadcom Ltd. (Semiconductors & Semiconductor Equipment)		1,193	193,242
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)		378	160,268
Constellation Brands, Inc., Class A (Beverages)		650	107,010
Dexcom, Inc.* (Health Care Equipment & Supplies)		2,087	192,484
Dollarama, Inc. (Multiline Retail)		2,210	163,426
Don Quijote Holdings Co. Ltd. (Multiline Retail)		2,200	87,444
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)		1,343	153,800
Facebook, Inc., Class A* (Internet Software & Services)		1,353	167,691
Fitbit, Inc., Class A* (Electronic Equipment, Instruments & Components)		5,684	77,643
Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)		1,526	139,476
Hermes International (Textiles, Apparel & Luxury Goods)		346	148,839
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)		14,816	106,675
Illumina, Inc.* (Life Sciences Tools & Services)		979	162,857
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)		7,729	127,876
Luxottica Group S.p.A. (Textiles, Apparel & Luxury Goods)		1,949	94,582
Netflix, Inc.* (Internet & Catalog Retail)		1,237	112,876
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)		2,435	139,039
Nxp Semiconductors NV* (Semiconductors & Semiconductor Equipment)		1,545	129,919
Palo Alto Networks, Inc.* (Communications Equipment)		704	92,147
Pandora A/S (Textiles, Apparel & Luxury Goods)		851	110,779
Paypal Holdings, Inc.* (IT Services)		4,647	173,054
Priceline Group, Inc.* (Internet & Catalog Retail)		83	112,117
Samsonite International SA (Textiles, Apparel & Luxury Goods)		17,700	50,307
Sony Corp. (Household Durables)		4,300	138,331
Symrise AG (Chemicals)		1,926	135,731
Tencent Holdings Ltd. (Internet Software & Services)		7,200	173,086
Under Armour, Inc., Class A* (Textiles, Apparel & Luxury Goods)		2,415	95,296
Unilever NV (Personal Products)		2,902	134,422
WhiteWave Foods Co.* (Food Products)		2,597	144,108

TOTAL COMMON STOCKS (Cost $4,977,142)			5,384,787

TOTAL INVESTMENTS (Cost $4,977,142) — 94.4%			5,384,787

Other Net Assets (Liabilities) — 5.6%			319,173

NET ASSETS — 100.0%			5,703,960

*	Non-income producing security
ADR	American Depositary Receipt

The Global Growth Fund invested in securities with exposure to the following industries as of July 31, 2016:			The Global Growth Fund invested in securities with exposure to the following countries as of July 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Beverages	274,831	4.8%	Belgium	167,821	2.9%
Biotechnology	38,108	0.7%	Canada	277,010	4.9%
Chemicals	135,731	2.4%	China	376,319	6.6%
Communications Equipment	92,147	1.6%	Denmark	110,779	1.9%
Electronic Equipment, Instruments & Components	77,643	1.4%	France	148,839	2.6%
Food & Staples Retailing	113,584	2.0%	Germany	403,083	7.1%
Food Products	318,584	5.5%	Hong Kong	50,307	0.9%
Health Care Equipment & Supplies	346,284	6.1%	Italy	94,582	1.7%
Health Care Providers & Services	139,476	2.5%	Japan	225,775	4.0%
Hotels, Restaurants & Leisure	160,268	2.8%	Netherlands	264,341	4.6%
Household Durables	138,331	2.5%	Singapore	193,242	3.4%
Internet & Catalog Retail	503,476	8.9%	United Kingdom	303,216	5.3%
Internet Software & Services	683,162	11.9%	United States	2,769,473	48.5%
IT Services	173,054	3.0%	Other Net Assets	319,173	5.6%
Life Sciences Tools & Services	162,857	2.9%	Total	5,703,960	100.0%
Multiline Retail	250,870	4.4%
Personal Products	134,422	2.3%
Pharmaceuticals	154,805	2.7%
Semiconductors & Semiconductor Equipment	718,816	12.6%
Software	161,860	2.8%
Textiles, Apparel & Luxury Goods	606,478	10.6%
Other Net Assets	319,173	5.6%
Total	5,703,960	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

July 31, 2016

(Unaudited)

1.	Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of July 31, 2016, the Trust is comprised of the following seven funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund, Global Dynamic Bond Fund and Global Growth Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.”

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. As of July 31, 2016, the Global Growth Fund had only commenced operations within Class I.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2016

(Unaudited)

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities' current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical assets
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of July 31, 2016, based upon the three levels defined above, are identified below for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Emerging Markets Fund
Common Stocks	5,753,100	—	—	5,753,100
Total Investments	5,753,100	—	—	5,753,100

Asia Fund
Common Stocks	25,912,092	—	—	25,912,092
Total Investments	25,912,092	—	—	25,912,092

Emerging Markets Great Consumer Fund
Common Stocks	170,319,532	—	—	170,319,532
Preferred Stock	2,495,866	—	—	2,495,866
Warrant	41,724	—	—	41,724
Total Investments	172,857,122	—	—	172,857,122

Asia Great Consumer Fund
Common Stocks	80,732,328	—	—	80,732,328
Warrant	12,555	—	—	12,555
Total Investments	80,744,883	—	—	80,744,883

Global Great Consumer Fund
Common Stocks	18,712,750	—	—	18,712,750
Total Investments	18,712,750	—	—	18,712,750

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2016

(Unaudited)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Global Dynamic Bond Fund
Corporate Bonds	—	476,860	—	476,860
Exchange Traded Funds	689,364	—	—	689,364
Foreign Bonds	—	316,721		316,721
U.S. Treasury Obligations	—	1,224,661	—	1,224,661
Yankee Dollar Bonds	—	8,189,991	—	8,189,991
Total Investments	689,364	10,208,233	—	10,897,597

Global Growth Fund
Common Stocks	5,384,787	—	—	5,384,787
Total Investments	5,384,787	—	—	5,384,787

For the period ended July 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings, and transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings no longer being required are as follows:

	Transfers from Level 1 to Level 2 ($)	Transfers from Level 2 to Level 1 ($)
Emerging Markets Fund	—	3,432,771
Asia Fund	—	17,718,007
Emerging Markets Great Consumer Fund	—	104,485,345
Asia Great Consumer Fund	—	60,409,713
Global Great Consumer Fund	—	3,398,836
Global Dynamic Bond Fund	3,791,446	—
Global Growth Fund	—	1,056,845

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount.  Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

3.	Investment Risks

Asset Allocation Risk

The Fund's ability to achieve its investment objective will depend, in part on the investment manager's ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager's evaluations and assumptions may be incorrect in view of actual market condition.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2016

(Unaudited)

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Exchange-Traded Funds (ETFs) Risk

The Fund may invest in bond ETFs, which generally are passive investment vehicles. When the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund's expenses and, indirectly, a portion of the ETF's expenses.

Fixed Income Securities Risk

Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Growth Investing Risk

Investments in growth focused companies may be more volatile than other stocks or the market as a whole.  Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic dowturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies' current or expected earnings.

4.	Federal Income Tax Information

At July 31, 2016, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Markets Fund	5,468,914	590,823	(306,637)	284,186
Asia Fund	25,715,659	1,989,585	(1,793,152)	196,433
Emerging Markets Great Consumer Fund	168,181,828	17,615,561	(12,940,267)	4,675,294
Asia Great Consumer Fund	85,423,319	4,038,928	(8,717,364)	(4,678,436)
Global Great Consumer Fund	15,823,415	3,138,461	(249,126)	2,889,335
Global Dynamic Bond Fund	10,468,030	440,730	(11,163)	429,567
Global Growth Fund	4,977,142	632,591	(224,946)	407,645

5.	Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date:	September 27, 2016

By: (Signature and Title)	/s/ Joel Engle
Joel Engle, Treasurer and Principal Financial and Accounting Officer

Date:	September 27, 2016